UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                     DATE OF REPORTING PERIOD: JULY 31, 2005

ITEM 1.   REPORTS TO STOCKHOLDERS.




                       THE ADVISORS' INNER CIRCLE FUND II

                          CHAMPLAIN SMALL COMPANY FUND


                                  ANNUAL REPORT

                                  JULY 31, 2005














                               INVESTMENT ADVISER:

                       CHAMPLAIN INVESTMENT PARTNERS, LLC

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2005
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
Shareholders' Letter .....................................................     1

Top Ten Common Stock Holdings ............................................     4

Statement of Net Assets ..................................................     5

Statement of Operations ..................................................     9

Statement of Changes in Net Assets .......................................    10

Financial Highlights .....................................................    11

Notes to Financial Statements ............................................    12

Report of Independent Registered Public Accounting Firm ..................    18

Trustees and Officers of The Advisors' Inner Circle Fund II ..............    20

Disclosure of Fund Expenses ..............................................    28

Approval of Investment Advisory Agreement ................................    30

Notice to Shareholders ...................................................    32
--------------------------------------------------------------------------------


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-773-3238; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------

July 31, 2005

Dear Shareholders,

Since its inception date of November 30, 2004, this Fund has returned 11.98%. This compares favorably to the 8.12% return of the Russell 2000 Index.

We believe the biggest factor contributing to the favorable relative performance is our disciplined execution of the investment process that we outlined in our January 31, 2005 inaugural letter to shareholders included with the semi-annual report dated January 31, 2005. Our process is designed to leverage the wealth creation potential of credible managers running strong business models. We are very focused on mitigating business risk and valuation risk. During the early part of 2005, the Fund certainly benefited from the waning popularity of speculative, high-risk and highly cyclical stocks. In recent months, we believe investors growing appetite for dependable growth has been a positive contributor.

In aggregate, stock selection contributed most of the advantage accrued from November 30, 2004 to the Fund's fiscal year end July 31, 2005. Superior stock selection relative to the Russell 2000 Index was most evident in the Technology, Industrial, Health Care and Energy sectors. Stock selection in the Consumer and Materials sectors lagged the Russell 2000 Index returns for those sectors. Importantly, we do not make top-down sector bets. Our sector weightings are strictly a by-product of our investment process which identifies superior companies that trade at a discount to our idea of their fair value. We invest our shareholders' assets where the attractive valuations for good companies guide us.

As of the date of this letter, we continue to believe quality is the most undervalued segment of the U.S. equity market. Indeed, we find many consistent growers to be undervalued, particularly relative to cyclical companies. We continue to find a surplus of ideas in the health care sector. Energy stocks have become quite popular and now discount current commodity prices. We are no longer overweight energy as the risk/reward may now be mostly a function of the commodity price and not an inherent or compelling discount to Fair Value. The combination of a global surplus of labor, high energy prices, a surge in layoffs and the Fed's concerns about credit creation for the consumer (particularly credit used to finance or refinance residential real estate) are some of the factors that have us modeling slower than consensus revenue growth for most companies selling high ticket or discretionary items. And while some of our largest holdings are consumer related, we believe those businesses to be both undervalued and relatively resistant to the slower consumer spending patterns we expect.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND


--------------------------------------------------------------------------------

Although we continue to find selected stocks that meet our criteria, we believe valuations for many stocks across all sectors reflect fairly optimistic assumptions. We are more cautious. We are not willing to extrapolate recent growth trends, especially for cyclical companies. Nor are we willing to extrapolate what looks to us like peak margins. We would not be surprised to see downward volatility develop in the quarters ahead as investors' current expectations around consumer spending and corporate profits prove to be too optimistic.

On behalf of all of the team at Champlain Investment Partners, let me share how grateful we are for the privilege to manage a portion of your assets.


Sincerely,

/s/ Scott T. Brayman

Scott T. Brayman, CFA




THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND


--------------------------------------------------------------------------------

GROWTH OF A $10,000 INVESTMENT

--------------------------------------
             TOTAL RETURN
    FOR PERIOD ENDED JULY 31, 2005
--------------------------------------
              Cumulative
               Inception
                to Date
--------------------------------------
                11.98%*
--------------------------------------

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:


                            CHAMPLAIN
                              SMALL
                             COMPANY                       RUSSELL 2000
                              FUND                             INDEX
11/30/04                     $10,000                          $10,000
07/31/95                     $11,198                          $10,812


                            PERIOD ENDED ON JULY 31ST


*IF THE ADVISER AND/OR SERVICE PROVIDERS HAD NOT LIMITED CERTAIN EXPENSES, THE
 FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED,
  MAY BE WORTH LESS THAN ITS ORIGINAL COST. THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT
OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.
 IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
            ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
--------------------------------------------------------------------------------


                         TOP TEN COMMON STOCK HOLDINGS*
--------------------------------------------------------------------------------
               Regis ........................................  2.62%

               Teleflex .....................................  2.27%

               Performance Food Group .......................  2.26%

               Education Management .........................  2.18%

               Hain Celestial Group .........................  2.07%

               Ceridian .....................................  2.01%

               Superior Energy Services .....................  1.98%

               ADVO .........................................  1.91%

               MSC Industrial Direct, Cl A ..................  1.88%

               AptarGroup ...................................  1.88%
--------------------------------------------------------------------------------
*PERCENTAGES BASED ON TOTAL INVESTMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

[BAR GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC:

16.7%    Health Care
16.5%    Industrials
15.5%    Information Technology
13.0%    Consumer Discretionary
11.2%    Financials
 9.7%    Repurchase Agreement
 8.3%    Consumer Staples
 6.2%    Energy
 2.9%    Materials
+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

----------------------------------------------------------------------------------------------------
 COMMON STOCK -- 91.6%
----------------------------------------------------------------------------------------------------

                                                                           SHARES          VALUE
                                                                         ----------     -----------

CONSUMER DISCRETIONARY -- 13.2%
   ADVO .............................................................         6,500     $   228,475
   CBRL Group .......................................................         2,200          86,174
   Education Management* ............................................         7,500         260,625
   Harte-Hanks ......................................................         6,000         163,200
   Matthews International, Cl A .....................................         2,300          89,700
   Regis ............................................................         7,500         313,200
   Ruby Tuesday .....................................................         7,500         187,650
   Unifirst .........................................................         3,200         142,432
   VCA Antech* ......................................................         3,600          85,464
                                                                                        -----------
                                                                                          1,556,920
                                                                                        -----------
CONSUMER STAPLES -- 8.4%
   Casey's General Stores ...........................................         7,500         163,200
   Central Garden and Pet* ..........................................         2,200         110,374
   Hain Celestial Group* ............................................        12,500         247,875
   Lancaster Colony .................................................         4,500         199,035
   Performance Food Group* ..........................................         9,000         270,270
                                                                                        -----------
                                                                                            990,754
                                                                                        -----------
ENERGY -- 6.3%
   Cabot Oil & Gas ..................................................         2,000          81,040
   Comstock Resources* ..............................................         2,000          55,380
   Core Laboratories* ...............................................         3,700         119,140
   Encore Acquisition* ..............................................         3,200         100,928
   Range Resources ..................................................         2,000          61,080
   Remington Oil & Gas* .............................................         2,100          82,761
   Superior Energy Services* ........................................        11,100         236,874
                                                                                        -----------
                                                                                            737,203
                                                                                        -----------

              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  5

THE ADVISORS' INNER CIRCLE FUND II                                                   CHAMPLAIN SMALL
                                                                                     COMPANY FUND
                                                                                     JULY 31, 2005
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------------------

                                                                           SHARES          VALUE
                                                                         ----------     -----------

FINANCIALS -- 11.4%
   BankAtlantic Bancorp, Cl A .......................................         3,500     $    62,790
   Cathay General Bancorp ...........................................         3,000         106,620
   CVB Financial ....................................................         3,700          79,513
   East West Bancorp ................................................         2,200          75,900
   First Midwest Bancorp ............................................           900          33,588
   Frontier Financial ...............................................         3,100          91,636
   Glacier Bancorp ..................................................         3,600         102,816
   Hanmi Financial ..................................................         3,700          70,300
   HCC Insurance Holdings ...........................................         6,500         180,180
   Healthcare Realty Trust ..........................................         4,400         179,784
   Independent Bank .................................................         2,000          60,720
   RLI ..............................................................         2,100          99,960
   Sun Communities ..................................................         3,000         104,550
   UCBH Holdings ....................................................         5,300          96,831
                                                                                        -----------
                                                                                          1,345,188
                                                                                        -----------
HEALTH CARE -- 16.9%
   Advanced Neuromodulation Systems* ................................         2,800         140,112
   American Medical Systems Holdings* ...............................         6,800         158,100
   Arthrocare* ......................................................         4,400         160,908
   Bio-Rad Laboratories, Cl A* ......................................         1,850         111,055
   Cerner* ..........................................................         1,700         128,214
   Diagnostic Products ..............................................         2,100         118,566
   Dionex* ..........................................................         1,100          50,776
   Greatbatch* ......................................................         4,400         106,524
   IDX Systems* .....................................................         3,800         121,600
   Integra LifeSciences Holdings* ...................................         3,100          94,240
   Kyphon* ..........................................................         3,700         150,368
   LifePoint Hospitals* .............................................         2,000          93,520
   Salix Pharmaceuticals* ...........................................         4,400          84,920
   Serologicals* ....................................................         6,700         154,100
   Sybron Dental Specialties* .......................................         4,500         165,375
   Wright Medical Group* ............................................         6,100         157,746
                                                                                        -----------
                                                                                          1,996,124
                                                                                        -----------



              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  6

THE ADVISORS' INNER CIRCLE FUND II                                                   CHAMPLAIN SMALL
                                                                                     COMPANY FUND
                                                                                     JULY 31, 2005
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------------------

                                                                           SHARES          VALUE
                                                                         ----------     -----------

INDUSTRIALS -- 16.7%
   ABM Industries ...................................................        11,200     $   219,520
   AGCO* ............................................................         7,500         155,175
   CLARCOR ..........................................................         6,000         187,200
   CoStar Group* ....................................................         3,800         180,500
   First Advantage, Cl A* ...........................................         4,500         105,750
   G&K Services, Cl A ...............................................         3,500         139,300
   Harsco ...........................................................         3,000         180,750
   HEICO, Cl A ......................................................         7,200         135,936
   MSC Industrial Direct, Cl A ......................................         5,800         224,402
   Teleflex .........................................................         4,100         271,953
   Waste Connections* ...............................................         2,200          79,200
   West* ............................................................         2,300          91,977
                                                                                        -----------
                                                                                          1,971,663
                                                                                        -----------
INFORMATION TECHNOLOGY -- 15.8%
   BISYS Group* .....................................................         9,400         147,862
   Ceridian* ........................................................        11,500         240,695
   Checkpoint Systems* ..............................................         9,000         155,520
   DTS* .............................................................         7,500         141,600
   Euronet Worldwide* ...............................................         4,600         135,309
   FactSet Research Systems .........................................         3,800         139,384
   FileNET* .........................................................         3,000          84,810
   Hyperion Solutions* ..............................................         2,200         103,532
   Kanbay International* ............................................         4,700         104,152
   Kronos* ..........................................................         3,500         164,500
   Mettler-Toledo International* ....................................         3,700         194,250
   MRO Software* ....................................................         7,500         123,225
   Open Solutions* ..................................................         5,300         126,988
                                                                                        -----------
                                                                                          1,861,827
                                                                                        -----------
MATERIALS -- 2.9%
   AptarGroup .......................................................         4,500         224,325
   MacDermid ........................................................         3,700         122,470
                                                                                        -----------
                                                                                            346,795
                                                                                        -----------
   TOTAL COMMON STOCK
      (Cost $9,792,451) .............................................                    10,806,474
                                                                                        -----------


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  7


THE ADVISORS' INNER CIRCLE FUND II                                                   CHAMPLAIN SMALL
                                                                                     COMPANY FUND
                                                                                     JULY 31, 2005
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 9.8%
----------------------------------------------------------------------------------------------------

                                                                            FACE
                                                                           AMOUNT          VALUE
                                                                         ----------     -----------

   Morgan Stanley
      3.000%, dated 07/29/05, to be repurchased
      on 08/01/05, repurchase price $1,157,341
      (collateralized by a U.S. Treasury Bond,
      par value $959,416, 6.000%, 02/15/26,
      total market value $1,180,227)
      (Cost $1,157,053) .............................................    $1,157,053     $ 1,157,053
                                                                                        -----------
   TOTAL INVESTMENTS -- 101.4%
      (Cost $10,949,504) ............................................                    11,963,527
                                                                                        -----------
 OTHER ASSETS AND LIABILITIES -- (1.4%)
   Receivable due from Investment Adviser ...........................                        14,776
   Distribution Fees Payable ........................................                        (7,657)
   Administration Fees Payable ......................................                        (6,387)
   Trustees' Fees Payable ...........................................                        (2,822)
   Payable for Investment Securities Purchased ......................                      (589,894)
   Other Assets and Liabilities, Net ................................                       425,891
                                                                                        -----------
   TOTAL OTHER ASSETS AND LIABILITIES ...............................                      (166,093)
                                                                                        -----------
   NET ASSETS -- 100.0% .............................................                   $11,797,434
                                                                                        ===========
----------------------------------------------------------------------------------------------------
 NET ASSETS:
----------------------------------------------------------------------------------------------------
   Paid-in Capital (unlimited authorization -- no par value) ........                   $10,707,839
   Distributions in excess of net investment income** ...............                       (23,983)
   Accumulated net realized gain on investments .....................                        99,555
   Net unrealized appreciation on investments .......................                     1,014,023
                                                                                        -----------
   NET ASSETS .......................................................                   $11,797,434
                                                                                        ===========
Net Asset Value, Offering and Redemption Price Per Share --
   Advisor Class ($11,797,434 / 1,054,932 shares) ...................                        $11.18
                                                                                             ======

  *  NON-INCOME PRODUCING SECURITY
 **  SEE NOTE 7. THERE ARE TEMPORARY TAX DIFFERENCES THAT RESULT IN UNDISTRIBUTED NET INVESTMENT
     INCOME FOR TAX PURPOSES.
 CL  CLASS


              THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  8

THE ADVISORS' INNER CIRCLE FUND II                          CHAMPLAIN SMALL
                                                            COMPANY FUND
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2005*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends .................................................          $   23,278
Interest ..................................................              10,715
                                                                     ----------
   TOTAL INVESTMENT INCOME ................................              33,993
                                                                     ----------
EXPENSES
Administration Fees .......................................              50,063
Investment Advisory Fees ..................................              35,067
Distribution Fees .........................................               9,741
Transfer Agent Fees .......................................              42,003
Offering Costs ............................................              38,214
Audit Fees ................................................              15,353
Printing Fees .............................................               9,987
Legal Fees ................................................               6,658
Custodian Fees ............................................               5,635
Trustees' Fees ............................................               4,997
Registration Fees .........................................               2,230
Insurance and other expenses ..............................              11,774
                                                                     ----------
   TOTAL EXPENSES .........................................             231,722
                                                                     ----------
Less: Waiver of investment advisory fees ..................             (35,067)
      Reimbursement by investment adviser .................            (142,101)
                                                                     ----------
   NET EXPENSES ...........................................              54,554
                                                                     ----------
NET INVESTMENT LOSS .......................................             (20,561)
                                                                     ----------
NET REALIZED GAIN ON INVESTMENTS ..........................              99,555
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ......             950,603
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...........           1,050,158
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......          $1,029,597
                                                                     ==========

  * COMMENCED OPERATIONS ON NOVEMBER 30, 2004.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                       PERIOD
                                                                        ENDED
                                                                      JULY 31,
                                                                       2005*
                                                                    ------------
OPERATIONS:
   Net Investment Loss .........................................    $   (20,561)
   Net Realized Gain on Investments ............................         99,555
   Net Change in Unrealized Appreciation on Investments ........        950,603
                                                                    -----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      1,029,597
                                                                    -----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .......................................         (3,422)
                                                                    -----------
     TOTAL DIVIDENDS AND DISTRIBUTIONS .........................         (3,422)
                                                                    -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ......................................................     10,015,619
   Issued in connection with in-kind transfer(1) ...............        913,104
   In Lieu of Cash Distributions ...............................          3,153
   Redeemed ....................................................       (160,617)
                                                                    -----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ..     10,771,259
                                                                    -----------
     TOTAL INCREASE IN NET ASSETS ..............................     11,797,434
                                                                    -----------
NET ASSETS:
   Beginning of Period .........................................             --
   End of Period (including distributions in excess of
     net investment income of $23,983) .........................    $11,797,434
                                                                    ===========
SHARE TRANSACTIONS:
   Issued ......................................................        978,714
   Issued in connection with in-kind transfer(1) ...............         91,310
   In Lieu of Cash Distributions ...............................            308
   Redeemed ....................................................        (15,400)
                                                                    -----------
   NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS ..........      1,054,932
                                                                    ===========

(1) REPRESENTS THE VALUE OF THE SECURITIES TRANSFERRED IN-KIND ON NOVEMBER 30, 2004. BECAUSE THE TRANSACTION WAS TAX-FREE, THE VALUE INCLUDES UNREALIZED APPRECIATION ON SUCH SECURITIES IN THE AMOUNT OF $63,420.
  * COMMENCED OPERATIONS ON NOVEMBER 30, 2004.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     PERIOD
                                                                      ENDED
                                                                 JULY 31, 2005*
                                                               -----------------
Net Asset Value, Beginning of Period .......................         $10.00
                                                                     ------
Income from Operations:
   Net Investment Loss(1) ..................................          (0.04)
   Net Realized and Unrealized Gain(1) .....................           1.24
                                                                     ------
Total from Operations ......................................           1.20
                                                                     ------
Dividends and Distributions:
   Net Investment Income ...................................          (0.02)
                                                                     ------
Total Dividends and Distributions ..........................          (0.02)
                                                                     ------
Net Asset Value, End of Period .............................         $11.18
                                                                     ======

TOTAL RETURN+ ..............................................          11.98%***
                                                                     ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ......................        $11,797
Ratio of Expenses to Average Net Assets ....................           1.40%**
Ratio of Expenses to Average Net Assets (without waivers
   and reimbursements) .....................................           5.95%**
Ratio of Net Investment Loss to Average Net Assets .........          (0.53)%**
Portfolio Turnover Rate++ ..................................          44.04%***

  + TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++  EXCLUDES EFFECT OF IN-KIND TRANSFER.
  *  COMMENCED OPERATIONS ON NOVEMBER 30, 2004.
 **  ANNUALIZED.
***  NOT ANNUALIZED.
(1) PER SHARE NET INVESTMENT INCOME/(LOSS) AND NET REALIZED AND UNREALIZED GAIN/(LOSS) CALCULATED USING AVERAGE SHARES.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND
                                                                 JULY 31, 2005
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds. The financial statements herein are those of the Champlain Small Company Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market trans-

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
     actions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Fund are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE   AGREEMENTS  --  In  connection  with  transactions   involving
     repurchase agreements, a third party custodian bank takes possession of

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
     the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on November 30, 2004, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of July 31, 2005, $19,070 remained to be amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION, AND TRANSFER AGENT AGREEMENTS:

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee of $75,198 for the first year, plus $15,000 for each additional class of shares. For subsequent years, the fee is equal to the higher of $100,000, plus $15,000 for each additional class of shares, or 0.10% of the first $250 million, 0.08% of the next $250 million and 0.06% of any amount above

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
$500 million of the Fund's average daily net assets. For the period ended July 31, 2005, the Fund paid the Administrator 1.28% of average daily net assets.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Fund has adopted the Distribution Plan (the "Plan") for the Adviser Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to the Adviser Class Shares as compensation for distribution services.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Champlain Investment Partners, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Advisor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.40% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its management fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.40% for the Advisor Shares to recapture any of its prior waivers or reimbursements. At July 31, 2005, the amount the Adviser may seek as reimbursement of previously waived and reimbursed fees for the Fund was $177,168.

Wachovia Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the period ended July 31, 2005, the Fund made purchases of $11,472,789 and sales of $2,578,187 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government or short-term securities.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
7. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book-tax differences, if any, are not included in ending undistributed net investment income/(loss) for the purposes of calculating net investment income/(loss) per share in the financial highlights. There are no permanent differences as of July 31, 2005. The tax character of dividends and distributions declared and paid during the period ended July 31, 2005 was as follows:

                                            ORDINARY
                                             INCOME
                                            --------
                           2005              $3,422

As of July 31, 2005, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income              $  113,329
Unrealized Appreciation                     1,011,616
Other Temporary Differences                   (35,350)
                                           ----------
Total Distributable Earnings               $1,089,595
                                           ==========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at July 31, 2005 were as follows:

                      AGGREGATE GROSS      AGGREGATE GROSS
       FEDERAL          UNREALIZED           UNREALIZED         NET UNREALIZED
      TAX COST         APPRECIATION         DEPRECIATION         APPRECIATION
     -----------      ---------------      ---------------      --------------
     $10,951,911        $1,090,333            $(78,717)           $1,011,616

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
8. IN-KIND TRANSFERS:

On November 30, 2004, the Fund commenced operations as a result of the contribution in-kind of investment securities from a separately managed account managed by the Adviser. As a result of the transfer, the securities were exchanged tax-free for 91,310 shares of the Fund valued at $913,104, which included unrealized appreciation of $63,420.

9. INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. OTHER:

At July 31, 2005, 79% of the total shares  outstanding were held by three record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
Champlain Small Company Fund of The Advisors' Inner Circle Fund II:


We have audited the accompanying statement of net assets of the Champlain Small Company Fund, one of the portfolios constituting The Advisors' Inner Circle Fund II, (the "Trust"), as of July 31, 2005, and the related statements of operations and changes in net assets and the financial highlights for the period from November 30, 2004 (inception) through July 31, 2005. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Champlain Small Company Fund as of July 31, 2005, the results of its operations, the changes in its net assets, and the financial highlights for the period from November 30, 2004 (inception) through July 31, 2005, in conformity with U.S. generally accepted accounting principles.


                                                         KPMG LLP


Philadelphia, Pennsylvania
September 21, 2005

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board

                                                                TERM OF
                                  POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                   LENGTH OF
        AGE(1)                     THE TRUST                 TIME SERVED(2)
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                   Chairman                   (Since 1991)
59 yrs. old                      of the Board
                                  of Trustees



















--------------------------------------------------------------------------------
WILLIAMM. DORAN                     Trustee                   (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
65 yrs. old











--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------


Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of February 25, 2005.

                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                            INNER CIRCLE FUND II
        PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                      MEMBER                  HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------
Currently performs various services on behalf        7              Trustee of The Advisors' Inner Circle
of SEI Investments for which Mr. Nesher is                          Fund, Bishop Street Funds, SEI Asset
compensated. Executive Vice President of SEI                        Allocation Trust, SEI Daily Income
Investments, 1986-1994. Director and                                Trust, SEI Index Funds, SEI
Executive Vice President of the Administrator                       Institutional International Trust,
and the Distributor, 1981-1994.                                     SEI Institutional Investments Trust,
                                                                    SEI Institutional Managed Trust,
                                                                    SEI Liquid Asset Trust, SEI Tax
                                                                    Exempt Trust, SEI Opportunity
                                                                    Master Fund, L.P., SEI Opportunity
                                                                    Fund, L.P., SEI Absolute Return
                                                                    Master Fund, L.P., SEI Absolute
                                                                    Return Fund, L.P., SEI Global Master
                                                                    Fund, PLC, SEI Global Assets Fund,
                                                                    PLC, SEI Global Investments Fund,
                                                                    PLC and SEI Investments Global,
                                                                    Limited, SEI Investments--Global
                                                                    Fund Services, Limited, SEI
                                                                    Investments (Europe), Ltd., SEI
                                                                    Investments--Unit Trust Management
                                                                    (UK) Limited, and SEI Global
                                                                    Nominee Ltd.
------------------------------------------------------------------------------------------------------------
Self Employed Consultant since 2003. Partner,        7              Director of SEI Investments Company
Morgan, Lewis & Bockius LLP (law firm) from                         and SEI Investments Distribution Co.,
1976-2003, counsel to the Trust, SEI Investments,                   SEI Investments Global Fund Services
the Administrator and the Distributor. Director                     Limited, SEI Investments (Europe),
of SEI Investments since 1974; Secretary of                         Ltd., SEI Investments (Asia) Limited,
SEI Investments since 1978.                                         SEI Asset Korea Co., Ltd., SEI
                                                                    Investments Global Limited, Trustee
                                                                    of The Advisors' Inner Circle Fund,
                                                                    SEI Asset Allocation Trust, SEI Daily
                                                                    Income Trust, SEI Index Funds, SEI
                                                                    Institutional International Trust, SEI
                                                                    Institutional Investments Trust, SEI
                                                                    Institutional Managed Trust, SEI
                                                                    Liquid Asset Trust and SEI Tax
                                                                    Exempt Trust.
------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------



                                                                TERM OF
                                  POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                   LENGTH OF
        AGE(1)                     THE TRUST                 TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T. COONEY                      Trustee                    (Since 1993)
78 yrs. old
--------------------------------------------------------------------------------

EUGENE B. PETERS                    Trustee                    (Since 1993)
76 yrs. old





--------------------------------------------------------------------------------

JAMES M. STOREY                     Trustee                    (Since 1994)
74 yrs. old







--------------------------------------------------------------------------------

GEORGE J. SULLIVAN, JR.             Trustee                    (Since 1999)
62 yrs. old











--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------


                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                            INNER CIRCLE FUND II
        PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                      MEMBER                  HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------
Vice Chairman of Ameritrust Texas N.A.,              7              Trustee of The Advisors' Inner Circle
1989-1992, and MTrust Corp., 1985-1989.                             Fund.
------------------------------------------------------------------------------------------------------------

Private investor from 1987 to present. Vice          7              Trustee of The Advisors' Inner Circle
President and Chief Financial officer, Western                      Fund.
Company of North America (petroleum service
company), 1980-1986. President of Gene Peters
and Associates (import company), 1978-1980.
President and Chief Executive Officer of Jos.
Schlitz Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994.              7              Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-                                   Fund, SEI Asset Allocation Trust,
December 1993.                                                      SEI Daily Income Trust, SEI Index
                                                                    Funds, SEI Institutional International
                                                                    Trust, SEI Institutional Investments
                                                                    Trust, SEI Institutional Managed Trust,
                                                                    SEI Liquid Asset Trust and SEI Tax
                                                                    Exempt Trust, and U.S. Charitable
                                                                    Gift Trust.
------------------------------------------------------------------------------------------------------------

Chief Executive Officer, Newfound                    7              Trustee, State Street Navigator
Consultants, Inc. since April 1997. General                         Securities Lending Trust, since 1995.
Partner, Teton Partners, L.P., June 1991-                           Trustee of The Fulcrum Trust.
December 1996; Chief Financial Officer,                             Trustee of The Advisors' Inner Circle
Nobel Partners, L.P., March 1991-December                           Fund, SEI Asset Allocation Trust, SEI
1996; Treasurer and Clerk, Peak Asset                               Daily Income Trust, SEI Index Funds,
Management, Inc., since 1991.                                       SEI Institutional International Trust,
                                                                    SEI Institutional Investments Trust,
                                                                    SEI Institutional Managed Trust,
                                                                    SEI Liquid Asset Trust, SEI Tax Exempt
                                                                    Trust, SEI Opportunity Master Fund,
                                                                    L.P., SEI Absolute Return Fund, L.P.
                                                                    and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------



                                                                TERM OF
                                  POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                   LENGTH OF
        AGE(1)                     THE TRUST                 TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

BETTY L. KRIKONIAN                  Trustee                    (Since 2005)
62 yrs. old


--------------------------------------------------------------------------------

CHARLES E. CARLBOM                  Trustee                    (Since 2005)
71 yrs. old

--------------------------------------------------------------------------------

MITCHELL A. JOHNSON                 Trustee                    (Since 2005)
63 yrs. old

--------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA                 President                   (Since 2003)
42 yrs. old



--------------------------------------------------------------------------------

MICHAEL LAWSON               Controller and Chief              (Since 2005)
44 yrs. old                    Financial Officer


--------------------------------------------------------------------------------

WILLIAM E. ZITELLI             Chief Compliance                (Since 2004)
37 yrs. old                         Officer





--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------



                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                            INNER CIRCLE FUND II
        PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                      MEMBER                  HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial Services           7              Trustee of The Advisors' Inner Circle
Consultant since 2003. State Street Bank                            Fund.
Global Securities and Cash Operations from
1995 to 2003.
------------------------------------------------------------------------------------------------------------

Self-Employed Business Consultant, Business          7              Director, Crown Pacific, Inc. Trustee
Project Inc. since 1997. CEO and President,                         of The Advisors' Inner Circle Fund.
United Grocers Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------

Retired.                                             7              Director, Federal Agricultural
                                                                    Mortgage Corporation. Trustee of
                                                                    The Advisors' Inner Circle Fund.
------------------------------------------------------------------------------------------------------------




Senior Operations Officer, SEI Investments,         N/A                          N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant of the U.S.
Securities and Exchange Commission's Division
of Investment Management (1993-1996).
------------------------------------------------------------------------------------------------------------

Director, SEI Investments Fund Accounting           N/A                          N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------

Vice President and Assistant Secretary of SEI       N/A                          N/A
Investments and Vice President and Assistant
Secretary of SEI Investments Global Funds
Services from 2000-2004; Vice President, Merrill
Lynch & Co. Asset Management Group from
1998-2000; Associate at Pepper Hamilton LLP
from 1997-1998.
------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------



                                                                TERM OF
                                  POSITION(S)                  OFFICE AND
    NAME, ADDRESS,                 HELD WITH                   LENGTH OF
        AGE(1)                     THE TRUST                  TIME SERVED
--------------------------------------------------------------------------------

OFFICERS (CONTINUED)
--------------------

JAMES NDIAYE                  Vice President and               (Since 2004)
37 yrs. old                        Secretary




--------------------------------------------------------------------------------

TIMOTHY D. BARTO           Assistant Vice President            (Since 2000)
37 yrs. old                 and Assistant Secretary



--------------------------------------------------------------------------------

PHILIP T. MASTERSON           Vice President and               (Since 2004)
41 yrs. old                   Assistant Secretary




--------------------------------------------------------------------------------

NICOLE WELCH                    AML Compliance                 (Since 2005)
28 yrs. old                         Officer






--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------


                                                  NUMBER OF
                                                  FUNDS IN
                                                THE ADVISORS'
                                            INNER CIRCLE FUND II
        PRINCIPAL OCCUPATION(S)               OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                      MEMBER                  HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------
Employed by SEI Investments Company since            N/A                          N/A
2004. Vice President, Deutsche Asset Management
from 2003-2004. Associate, Morgan, Lewis &
Bockius LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities Group
from 1999-2000.
------------------------------------------------------------------------------------------------------------

General Counsel, Vice President and Assistant        N/A                          N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert (law firm)
from 1997-1999; Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------

Employed by SEI Investments Company since            N/A                          N/A
2004. General Counsel, CITCO Mutual Fund
Services from 2003-2004. Vice President and
Associate Counsel, Oppenheimer Funds from
2001-2003. and Vice President and Assistant
Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------

Assistant Vice President and AML Compliance          N/A                          N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                     EXPENSE
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            01/31/05         07/31/05       RATIOS       PERIOD
--------------------------------------------------------------------------------
CHAMPLAIN SMALL COMPANY FUND
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN    $1,000.00         $1,124.70       1.40%        $7.38*
HYPOTHETICAL 5% RETURN      1,000.00          1,017.85       1.40          7.00
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

At its November 16, 2004 meeting, the Board considered the approval of the Advisory Agreement for its initial term. In connection with this meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; and (b) the costs of the services to be provided by the Adviser and its affiliates from the relationship with the Fund, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Adviser to the Fund. Among other things, the Board considered the quality and continuity of the Adviser's portfolio management personnel, the Adviser's small cap-oriented asset management strategy as it relates to the Fund, the Adviser's commitment to compliance, and the Board concluded that it was satisfied with the services to be provided to the Fund.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. The Trustees reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. The Board was satisfied that the Adviser had adequate financial resources and was committed to the long-term success of the Fund. The Board also considered and was satisfied with the Adviser's intention to maintain a cap on the Fund's annual operating expenses through waivers of its fee and, to the extent necessary, reimbursing certain expenses of the Fund. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees, did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale. The Board also considered the Adviser's policies with respect to using commissions generated from portfolio transactions to pay for brokerage and research services and the Board was satisfied with such policies.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement for an initial term of two years.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

For the fiscal year ended July 31, 2005, the Fund is designating the following items with regard to distributions paid during the year.

                                                               QUALIFYING FOR
                                                                 CORPORATE
                  LONG-TERM       ORDINARY                       DIVIDENDS        QUALIFYING         U.S.
                CAPITAL GAIN       INCOME           TOTAL         RECEIVED         DIVIDEND       GOVERNMENT
                DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)     INCOME (2)     INTEREST (3)
                -------------   -------------   -------------  --------------     ----------     ------------
Champlain Small
   Company Fund     0.00%          100.00%         100.00%         14.77%           14.33%           0.84%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND II-CHAMPLAIN SMALL COMPANY FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT OR NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE FROM STATE INCOME.

                                      NOTES

                          CHAMPLAIN SMALL COMPANY FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  866-773-3238


                                    ADVISER:
                       Champlain Investment Partners, LLC
                               346 Shelburne Road
                            Burlington, Vermont 05401


                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456


                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004













              This information must be preceded or accompanied by a
                        current prospectus for the Fund.



CSC-AR-001-0100

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") related to the Champlain Small Company Fund (the "Fund").

KPMG billed the Fund aggregate fees for services rendered to the Fund for the fiscal year 2005 as follows:

------------------ -----------------------------------------------------
                                           2005
------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees
                    services to the   services to       and services to
                    Trust that were   service           service
                    pre-approved      affiliates that   affiliates that
                                      were              did not require
                                      pre-approved      pre-approval
------- ---------- ----------------- ----------------- -----------------
 (a)     Audit          $17,500             N/A               N/A
         Fees(1)

------- ---------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- -----------------
 (d)     All              $500              N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- -----------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)  Not Applicable

(e)(2) Percentage of fees billed by KPMG applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- -----------------
                                                   2005
                ---------------------------- -----------------
                 Audit-Related Fees                 N/A

                ---------------------------- -----------------
                 Tax Fees                           N/A

                ---------------------------- -----------------
                 All Other Fees                     N/A

                ---------------------------- -----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG for fiscal year 2005 were $0.

(h)     Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.



ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------------------------
                                          James F. Volk
                                          President

Date: 09/19/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------------------------
                                          James F. Volk
                                          President
Date: 09/19/05


By (Signature and Title)*                 /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date: 09/19/05

* Print the name and title of each signing officer under his or her signature.